Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties
24.	TRANSACTIONS WITH RELATED PARTIES
Balances and transactions between the companies which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.	Related party name and category

Related Party Name	Related Party Category
JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel

b.	Loans from related parties

Related Party Category/Name	December 31, 2019	June 30, 2020
Related party in substance / JANK Howden Pty Ltd	$502,205	$501,684
Key Management Personnel / Others	50,221	50,168

	$552,426	$551,852

Interest Payable

Related Party Category/Name	December 31, 2019	June 30, 2020
Related party in substance / JANK Howden Pty Ltd	$12,500	$50,734
Key Management Personnel / Others	1,250	5,073

	$13,750	$55,807

Interest expense

	For the six months Ended June 30
Related Party Category/Name	2019	2020
Related party in substance / JANK Howden Pty Ltd	$—	$37,713
Key Management Personnel / Others	—	3,771

	$—	$41,484

The loans from the related parties are unsecured.

c.	Compensation of Key Management Personnel

	For the six months Ended June 30
Related Party Category/Name	2019	2020
Short-term employee benefits	$1,131,718	$927,751
Post-employment benefits	57,289	43,254
Share-based payments recognized	106,526	166,992

	$1,295,533	$1,137,997

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.